Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net profit attributable to Owners of the Company-Earnings used in the calculation of basic earnings per share	$ 1,590,842,382	$ 491,173,013	$ 348,299,466
Weighted average number of ordinary shares for purposes of basic and diluted earnings per share	571,026,490	566,026,490	566,026,490
Basic and diluted earnings per share	$ 2.790	$ 0.868	$ 0.615